Leases - Leasing in the consolidated statements of income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Depreciation on right-of-use assets	€ 647,620	€ 675,526	€ 700,671
Impairments on right-of-use assets	15,443	57,226	25,486
Expenses relating to short-term leases	65,209	53,057	59,327
Expenses relating to leases of low-value assets	14,249	20,104	22,188
Expenses relating to variable lease payments	2,833	6,343	10,465
Income from subleasing right-of-use assets	4,094	3,957	3,655
Interest expense on lease liabilities	€ 143,211	€ 148,420	€ 148,789